Document and Entity Information	Nov. 15, 2019
Cover [Abstract]
Entity Registrant Name	LSC COMMUNICATIONS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001669812
Document Period End Date	Nov. 15, 2019
Entity Emerging Growth Company	false
Entity File Number	001-37729
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-4829580
Entity Address, Address Line One	191 N. Wacker Drive
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	773
Local Phone Number	272-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LKSD
Security Exchange Name	NYSE